UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549


                                        Form 13F
FINAL FILING. FUND LIQUIDATED.

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 December 2003

Check here if Amendment [  ]; Amendment Number;
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Beta Management Limited
Address:        Second Floor, Zephyr House, Mary Street
                P.O. Box 709
                George Town, Grand Cayman
                Cayman Islands, BWI

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rajpal Arulpragasam
Title:          President
Phone:          (203) 497-8750

        Rajpal Arulpragasam             New Haven, CT           14 October 2003

Report Type (Check only one)

[X]     13F HOLDINGS REPORT

[  ]    13F NOTICE

[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




                                                    FORM 13F INFORMATION TABLE
NAME OF                    TITLE OF         CUSIP     VALUE      SHARES  SH/PRN   INVST  OTHER       VOTING AUTHORITY
ISSUER                     CLASS                   (x$1000)                       DESC     MGR     SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------




Form 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0 (x1000)


List of Other Included Managers: